Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayment and other current assets
	December 31,
	2022	2021
	US$’000	US$’000

Deposits paid	255	243
Prepayments	76	104
Other receivables	152	222
Other tax recoverable	3	3
	486	572

ZHEJIANG TIANLAN
Prepayment and other current assets
	December 31,
	2022	2021
	RMB’000	RMB’000

Prepayments	12,547	22,717
Deposits paid for bidding projects and temporary payments	6,004	7,030
Other current assets	2,600	3,751

	21,151	33,498